Subsequent Events - Additional Information (Detail) - USD ($)			2 Months Ended	11 Months Ended
	May 06, 2021	May 18, 2020	Mar. 31, 2020	Dec. 31, 2020	Mar. 31, 2021
Subsequent Event [Line Items]
Sale of common stock, Shares		20,000,000
Sale of stock price per unit		$ 10.00		$ 10.00	$ 10.00
Proceeds from issuance of common stock			$ 25,000	$ 25,000
Sale of common stock, shares				7,461,861	7,472,248
Subsequent Event
Subsequent Event [Line Items]
Sale of common stock, Shares	5,816,664
Sale of stock price per unit	$ 10.1019
Proceeds from issuance of common stock	$ 58,800,000
Subsequent Event | PIPE Subscription Agreement
Subsequent Event [Line Items]
Sale of common stock, shares	2,500,000
Proceeds from sale of units in private placement	$ 25,000,000
Subsequent Event | Convertible Note Subscription Agreements
Subsequent Event [Line Items]
Aggregate purchase price of convertible notes	$ 100,000,000